The Prudential Investment Portfolios, Inc.

Prudential Conservative Allocation Fund

Prudential Growth Allocation Fund

Prudential Moderate Allocation Fund

(the “Funds” and each, a “Fund”)

Supplement dated February 26, 2018 to each Fund’s
Currently Effective Prospectus, Summary Prospectus and Statement of Additional Information

Edward L. Campbell, MBA, CFA has been appointed as a portfolio manager for the Funds, joining Joel M. Kallman, MBA, CFA, Peter Vaiciunas, MBA, CFA, and Ted Lockwood, MBA, MS.

Ted Lockwood has announced his intention to retire during the third quarter of 2018.

To reflect these changes, in the Prospectus and each Summary Prospectus, the Fund Summary is hereby revised by deleting the chart appearing in “Management of the Fund” and substituting the following new chart:

Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	Quantitative Management Associates LLC	Edward L. Campbell, MBA, CFA	Managing Director and Portfolio Manager	February 2018
		Peter Vaiciunas, MBA, CFA	Portfolio Manager	November 2016
		Joel M. Kallman, MBA, CFA	Vice President and Portfolio Manager	October 2007
		Ted Lockwood, MBA, MS*	Managing Director	March 2004

* Mr. Lockwood has announced his intention to retire during the third quarter of 2018.

To further reflect these changes, in the Prospectus, the section entitled “How the Funds are Managed—Portfolio Managers” is hereby revised as follows:

1. The professional biography for Edward L. Campbell is added, as follows:

Edward L. Campbell, MBA, CFA, is a Managing Director and Portfolio Manager for QMA working within the Global Multi-Asset Solutions team. In addition to portfolio management, Ed is a specialist in global macroeconomic and investment strategy research. He has served as a Portfolio Manager with PGIM Investments, and spent several years as a Senior Analyst with their Strategic Investment Research Group (SIRG). Prior to joining PGIM, Ed was a Partner and Vice President at Trilogy Advisors LLC. He earned a BS in Economics and International Business from The City University of New York and an MBA in Finance, Global Business and Organizational Leadership from NYU’s Stern School of Business. He also holds the Chartered Financial Analyst (CFA) designation.

2. Ted Lockwood’s professional biography is amended by including the notation that Mr. Lockwood has announced his intention to retire during the third quarter of 2018.

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